Property and Equipment, Net - Summary of Property and Equipment, Movement for the Period (Detail) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 22,431	R$ 74,202	R$ 67,682	R$ 54,742
Additions	2,391	7,911	26,392	21,716
Disposals	(60)	(199)	(710)	(832)
Depreciation for the year	(2,578)	(8,528)	(17,289)	(8,358)
Tranfers				237
Net exchange differences arising from translation adjustments	(104)	(347)	(1,873)	177
Ending balance	22,080	73,039	74,202	67,682
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		34,753	33,463	28,532
Additions		358	10,903	2,131
Disposals			(180)	(519)
Depreciation for the year		(1,944)	(9,833)	(2,258)
Tranfers		3,340	602	5,583
Net exchange differences arising from translation adjustments		(43)	(202)	(6)
Ending balance	11,023	36,464	34,753	33,463
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		13,799	13,596	10,412
Additions		207	2,569	4,525
Disposals			(76)	(113)
Depreciation for the year		(1,444)	(2,012)	(1,521)
Tranfers		131		291
Net exchange differences arising from translation adjustments		(81)	(278)	2
Ending balance	3,813	12,612	13,799	13,596
Computer hardware [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		13,946	10,259	8,664
Additions		2,018	7,403	4,536
Disposals		(23)	(220)	(117)
Depreciation for the year		(3,925)	(4,054)	(3,482)
Tranfers		206	673	559
Net exchange differences arising from translation adjustments		(2)	(115)	99
Ending balance	3,694	12,220	13,946	10,259
Facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		4,774	5,932	4,211
Additions		543	758	1,963
Disposals		(7)	(39)	(4)
Depreciation for the year		(657)	(725)	(569)
Tranfers		205		272
Net exchange differences arising from translation adjustments		(190)	(1,152)	59
Ending balance	1,411	4,668	4,774	5,932
Furniture and fixture [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		3,282	2,995	2,839
Additions		701	1,218	530
Disposals		(17)	(194)	(76)
Depreciation for the year		(524)	(629)	(495)
Tranfers		755	11	174
Net exchange differences arising from translation adjustments		(32)	(119)	23
Ending balance	1,259	4,165	3,282	2,995
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		263	150	57
Additions			157	129
Disposals		(152)	(1)	(3)
Depreciation for the year		(34)	(36)	(33)
Net exchange differences arising from translation adjustments		1	(7)
Ending balance	24	78	263	150
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		3,385	1,287	27
Additions		4,084	3,384	7,902
Tranfers		(4,637)	(1,286)	(6,642)
Ending balance	$ 856	R$ 2,832	R$ 3,385	R$ 1,287